Investment Strategy - American Beacon Aberdeen Municipal High Income ETF - American Beacon Aberdeen Municipal High Income ETF	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a diversified portfolio of tax-exempt municipal bonds. Municipal bonds are obligations issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia, Puerto Rico, the U.S. Virgin Islands, and Guam), their political subdivisions - such as cities and counties - and their agencies or authorities to finance public-purpose projects. All investments in the Fund are denominated in U.S. dollars. The interest on municipal bonds is excludable from gross income for federal income tax purposes, although a significant portion of such interest may be a tax-preference item for purposes of the federal alternative minimum tax (the “AMT”) applicable to noncorporate taxpayers. Municipal bonds subject to AMT are considered tax-exempt municipal bonds for purposes of the Fund’s 80% policy.
The Fund typically invests in medium- and lower-quality bonds rated BBB+ or lower by S&P Global Ratings (“S&P”), comparably rated by another nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined by abrdn Inc. (the “sub-advisor”) to be of comparable quality. The Fund’s investments primarily include non-investment-grade debt securities (commonly referred to as “high yield” or “junk” bonds), which are rated BB+ or lower by S&P, comparably rated by another NRSRO, or, if unrated, determined by the sub-advisor to be of comparable quality. If a bond is rated differently among NRSROs (commonly referred to as ”split-rated”), the sub-advisor can consider the bond to have the higher credit rating. The Fund may invest an unlimited amount of its total assets in non-investment-grade debt securities. Although the sub-advisor considers credit ratings in selecting investments for the Fund, it makes investment decisions based on its own credit analysis rather than an NRSRO’s credit rating. In making such evaluations, the sub-advisor considers, among other attributes, the issuer’s financial resources and operating history; its sensitivity to economic conditions and trends; its debt maturity schedules and borrowing requirements; and the relative value of the investment based on anticipated cash flows, interest- and asset-coverage metrics. To a lesser extent, the Fund may also invest in higher-quality municipal bonds when yield spreads are narrow and the sub-advisor believes that the higher yields available in lower-quality bonds do not compensate for the increased risk, or when, in the opinion of the sub-advisor, there is a lack of medium- and lower-quality bonds in which to  invest.
The sub-advisor determines the desired duration and maturity profile of the Fund’s holdings based on its view of interest rates. The Fund may invest in instruments of any maturity, although it will generally seek instruments with remaining  maturities of 5 to 30 years.
In selecting investments for the Fund, the sub-advisor begins with top-down macro themes, including sector outlook, geographic strength, economic conditions, interest rate expectations, and credit spread dynamics. Within these macro views, the sub-advisor seeks to capture a broad range of credit opportunities through bottom-up fundamental research, evaluating factors such as debt profile, liquidity, profitability, management quality, security and covenant protections, and socioeconomic trends, among other factors. The sub-advisor generally emphasizes yield-oriented opportunities to help maximize the Fund’s tax efficiency and minimize taxable capital gains. In constructing the portfolio, the sub-advisor also monitors state- and sector-level exposures and single issuer allocations as it seeks to manage concentration risk and maintain diversification. The Fund does not expect to concentrate its investments in any single state, territory, possession or industry.
Municipal bonds in which the Fund may invest include, but are not limited to, revenue bonds, general obligation bonds, auction rate securities, private activity bonds (“PABs”), moral obligation bonds, municipal notes, municipal commercial paper, municipal lease obligations and tender-option bonds.
Revenue bonds are payable only from specific sources, such as the revenue from a particular project, special taxes, certain lease payments, or other appropriated funds. Revenue bonds may include private-activity bonds (or “PABs”) that finance private initiatives, such as housing bonds that finance pools of single-family mortgages; student-loan bonds that finance student loans; education bonds that finance charter schools; and health care bonds that finance hospitals and other medical facilities. Revenue bonds may be issued as commercial paper, notes, lease obligations, or tender-option bonds. A moral obligation bond is a revenue-backed instrument where a state or municipality “morally” – but not legally – pledges to appropriate funds to replenish a debt service reserve fund if projected revenues fall short. A municipal lease obligation is issued to finance the acquisition of equipment and facilities. A municipal tender-option bond is a structured product that divides a bond into short-term, floating-rate certificates with a tender option and longer-term, inverse floating-rate securities. The Fund will invest in tender-option floaters and is not expected to hold inverse floaters. The Fund may have significant exposure to the Health Care and Education sectors. Health Care includes industries such as hospitals, hospital districts, continuing care retirement communities, nursing homes, and assisted living, among others. Education includes charter schools, school districts, and higher education facilities, among others. However, as the sector composition of the Fund’s portfolio changes over time, the Fund’s exposure to the Health Care and Education sectors may decline, and the Fund’s exposure to other market sectors may increase.
The debt securities held by the Fund may be in the form of general obligation bonds, debentures, zero-coupon securities, and callable securities. A general obligation bond is secured by the full faith and credit of its issuer, while a debenture is unsecured. A zero-coupon security does not make periodic interest payments. A callable security may be redeemed, or called, by the issuer prior to maturity date, ceasing interest payments. The Fund can invest in securities that are not registered with the Securities and Exchange Commission and thus restricted in their ability to be traded.
In determining whether to sell a security, the sub-advisor uses similar analysis as it employs when purchasing securities. The analysis generally begins with an outlook on the credit quality and relative value of the instrument followed by  macroeconomic and sector-related considerations. Securities may also be sold to rebalance the Fund’s holdings, to take advantage of more attractive investment opportunities, or to raise cash.